AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	CONSUMER DISCRETIONARY — 8.7%
239,879	Best Buy Co., Inc.	$15,193,936
167,492	Home Depot, Inc.	46,217,742
185,463	McDonald's Corp.	42,793,733
638,916	Starbucks Corp.	53,835,062
		158,040,473
	CONSUMER STAPLES — 11.9%
944,843	Keurig Dr Pepper, Inc.	33,844,276
1,026,586	Mondelez International, Inc., Class A	56,287,710
411,745	PepsiCo, Inc.	67,221,489
465,207	Procter & Gamble Co.	58,732,384
		216,085,859
	ENERGY — 5.0%
402,284	Chevron Corp.	57,796,142
179,172	Phillips 66	14,462,764
609,180	Williams Cos., Inc.	17,440,824
		89,699,730
	FINANCIALS — 13.2%
74,189	BlackRock, Inc.	40,824,723
311,699	Marsh & McLennan Cos., Inc.	46,533,544
387,317	PNC Financial Services Group, Inc.	57,872,906
1,298,942	Truist Financial Corp.	56,555,935
921,570	U.S. Bancorp	37,157,702
		238,944,810
	HEALTH CARE — 14.1%
338,839	Abbott Laboratories	32,786,062
475,156	AbbVie, Inc.	63,770,687
155,914	Eli Lilly & Co.	50,414,792
473,766	Medtronic PLC[1]	38,256,604
815,707	Merck & Co., Inc.	70,248,687
		255,476,832
	INDUSTRIALS — 7.3%
208,212	Eaton Corp. PLC[1]	27,767,152
137,566	Illinois Tool Works, Inc.	24,851,298
93,565	Lockheed Martin Corp.	36,143,224
267,684	United Parcel Service, Inc., Class B	43,241,673
		132,003,347
	MATERIALS — 2.9%
226,926	Air Products & Chemicals, Inc.	52,812,488
	REAL ESTATE — 7.8%
134,212	American Tower Corp. - REIT	28,815,316

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
289,695	Crown Castle, Inc. - REIT	$41,875,412
299,095	Prologis, Inc. - REIT	30,388,052
694,619	Realty Income Corp. - REIT	40,426,826
		141,505,606
	TECHNOLOGY — 18.9%
182,326	Automatic Data Processing, Inc.	41,240,318
144,053	Broadcom, Inc.	63,960,972
721,101	Cisco Systems, Inc.	28,844,040
813,452	Corning, Inc.	23,606,377
421,337	Fidelity National Information Services, Inc.	31,840,437
171,554	Microsoft Corp.	39,954,927
250,140	Paychex, Inc.	28,068,209
320,473	QUALCOMM, Inc.	36,207,040
319,532	Texas Instruments, Inc.	49,457,163
		343,179,483
	UTILITIES — 8.0%
187,721	Eversource Energy	14,634,729
781,529	NextEra Energy, Inc.	61,279,689
295,299	Sempra Energy	44,277,132
281,149	WEC Energy Group, Inc.	25,143,155
		145,334,705
	TOTAL COMMON STOCKS
	(Cost $1,465,997,127)	1,773,083,333
	SHORT-TERM INVESTMENTS — 2.0%
37,178,642	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class 2.73%[2]	37,178,642
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $37,178,642)	37,178,642
	TOTAL INVESTMENTS — 99.8%
	(Cost $1,503,175,769)	1,810,261,975
	Other Assets in Excess of Liabilities — 0.2%	2,775,680
	TOTAL NET ASSETS — 100.0%	$1,813,037,655

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.